Inventories - Summary of Inventories, Net of Reserves (Detail) - USD ($) $ in Thousands	Mar. 30, 2024	Mar. 25, 2023
Inventory Disclosure [Abstract]
Raw materials and work in progress	$ 5,151	$ 2,650
Finished goods	93,916	85,707
Total inventory	$ 99,067	$ 88,357